Annual Operating Expenses - FidelityDiversifiedInternationalFund-KPRO - FidelityDiversifiedInternationalFund-KPRO - Fidelity Diversified International Fund - Fidelity Diversified International Fund - Class K
	Dec. 30, 2023
Operating Expenses:
Management fee	0.47%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.07%
Total annual operating expenses	0.54%

[1]	AThe management fee is comprised of a basic fee of 0.65% adjusted up or down by a maximum of 0.20% based on the fund's performance relative to that of the MSCI EAFE Index. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.